RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Offsetting of Derivative Instruments (Details) - CAD	Dec. 31, 2016	Dec. 31, 2015
Derivative – Asset
Total Derivative Assets	CAD 509,000,000	CAD 610,000,000
Amounts Available for Offset	(389,000,000)	(512,000,000)
Net Amounts	120,000,000	98,000,000
Derivative – Liability
Derivative Instrument Liabilities:	(937,000,000)	(1,551,000,000)
Amounts Available for Offset	389,000,000	512,000,000
Net Amounts	(548,000,000)	(1,039,000,000)
Cash collateral provided by the Company	305,000,000	482,000,000
Letters of credit provided by the Company	27,000,000	41,000,000
Cash collateral received by the Company	0	0
Letters of credit received by the Company	3,000,000	2,000,000
Credit Risk Related Contingent Features
Aggregate fair value of derivative instruments in a net liability position	19,000,000	32,000,000
Derivative liability, fair value of collateral	0	0
Additional collateral required if credit-risk-related contingent features were triggered	19,000,000	32,000,000
Foreign exchange
Derivative – Asset
Total Derivative Assets	26,000,000	96,000,000
Amounts Available for Offset	(26,000,000)	(93,000,000)
Net Amounts	0	3,000,000
Derivative – Liability
Derivative Instrument Liabilities:	(486,000,000)	(828,000,000)
Amounts Available for Offset	26,000,000	93,000,000
Net Amounts	(460,000,000)	(735,000,000)
Interest rate
Derivative – Asset
Total Derivative Assets	4,000,000	5,000,000
Amounts Available for Offset	(1,000,000)	(1,000,000)
Net Amounts	3,000,000	4,000,000
Derivative – Liability
Derivative Instrument Liabilities:	(3,000,000)	(6,000,000)
Amounts Available for Offset	1,000,000	1,000,000
Net Amounts	(2,000,000)	(5,000,000)
Power | Commodities
Derivative – Asset
Total Derivative Assets	479,000,000	509,000,000
Amounts Available for Offset	(362,000,000)	(418,000,000)
Net Amounts	117,000,000	91,000,000
Derivative – Liability
Derivative Instrument Liabilities:	(448,000,000)	(717,000,000)
Amounts Available for Offset	362,000,000	418,000,000
Net Amounts	CAD (86,000,000)	CAD (299,000,000)